Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Financial assets at FVTPL
Financial assets at amortized cost	$ 61,660,693	$ 91,047,060
Financial liabilities at FVTPL
Derivative financial liabilities – K2 warrants	119,351	223,352
Financial liabilities at amortized cost	47,455,346	$ 36,090,421
Short-term Investments
Financial assets at FVTPL
Short-term investment	16,543,352
Short-term Investments | U.S. government treasuries
Financial assets at FVTPL
Short-term investment	5,009,974
Short-term Investments | Commercial papers
Financial assets at FVTPL
Short-term investment	11,034,759
Short-term Investments | Corporate fixed income
Financial assets at FVTPL
Short-term investment	$ 498,619